WESMARK FUNDS

WesMark Small Company Growth Fund (WMKSX)
WesMark Growth Fund (WMKGX)
WesMark Balanced Fund (WMBLX)

WesMark Government Bond Fund (WMBDX)

WesMark West Virginia Municipal Bond Fund (WMKMX)

WesMark Tactical Opportunity Fund (WMKTX)

SUPPLEMENT DATED JULY 23, 2021 TO THE
STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2021

Effective July 23, 2021, the following revisions have been incorporated into the WesMark Funds’ Statement of Additional Information dated February 28, 2021:

The WesMark Small Company Growth Fund’s name has been changed to the WesMark Small Company Fund and the WesMark Growth Fund’s name has been changed to the WesMark Large Company Fund. All references to the WesMark Small Company Growth Fund and the WesMark Growth Fund contained in the Statement of Additional Information dated February 28, 2021, are hereby amended and revised accordingly.

The following information replaces the information found in the section titled “MANAGEMENT OF THE FUNDS — OFFICERS” on page 29:

OFFICERS

The name, address, year of birth and principal occupations for the past five years of the officers of the Trust are listed below. Each officer serves as an officer of the six fund portfolios that comprise the Trust.

OFFICERS
Name, Year of Birth and Address*	Positions Held with Fund Date Service Began	Principal Occupation(s) and Previous Position(s)
Scott Love (1976)	CHIEF EXECUTIVE OFFICER, PRESIDENT Began Serving: March 2020	Principal Occupations: Co-Portfolio Manager of the WesMark Funds; Executive Vice President, WesBanco Trust and Investment Services. Previous Positions: Vice President of the WesMark Funds.
Jennifer S. Roth (1975)	CHIEF COMPLIANCE OFFICER Began Serving: August 2019

Principal Occupations: Chief Compliance Officer of the WesMark Funds; Chief Compliance Officer and Senior Vice President of WesBanco Investment Department and Wesbanco Trust and Investment Services; Registered Principal WesBanco Securities, Inc.

Previous Positions: Chief Compliance Officer/Compliance Manager, Global Alternative Investment Services, Inc., 2015 to August 2019.

Steven Kellas (1966)	CHIEF FINANCIAL OFFICER, TREASURER Began Serving: January 2013	Principal Occupation: Co-Portfolio Manager, Treasurer and Chief Financial Officer of the WesMark Funds, Executive Vice President WesBanco Trust and Investment Services.
Todd P. Zerega (1974)	SECRETARY Began Serving: September 2004	Principal Occupations: Partner, Perkins Coie LLP.
Sareena Khwaja-Dixon (1980)	ASSISTANT SECRETARY Began Serving: June 2021	Principal Occupation: Principal Legal Counsel and Vice President of SS&C ALPS since 2020. Previous Positions: VP, Senior Legal Counsel, SS&C ALPS from 2015-2020.
Lori Anderson (1981)	ASSISTANT TREASURER Began Serving: June 2021	Principal Occupation: Fund Controller, SS&C ALPS since 2018. Previous Positions: Assistant Fund Controller, ALPS Fund Services, Inc. from 2014-2018.

The first sentence of the first paragraph of the section titled “Management of the Funds – Board of Trustees – Compensation of Trustees” on page 32 is hereby deleted and replaced with the following:

Effective as of August 17, 2021, the Trustees of the Trust receive a quarterly retainer fee in the amount of $8,062.50 and an additional per Board meeting attendance fee of $2,687.50.

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE